Share-based compensation (Share Option Activity - Options under the Plan) (Details) (USD $)	0 Months Ended	12 Months Ended
	Aug. 11, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Aggregate Intrinsic Value
Common stock, closing share price		$ 1.77
The Plan [Member]
Number of Options
Granted	6,125,374
Expired
Weighted Average Exercise Price Per Share
Granted	$ 2.67
Expired
Weighted Remaining Contractual Life (Years)
Granted
Expired
Aggregate Intrinsic Value
Granted
Expired
Total fair value of options vested		252,778	100,000	994,861
Total unrecognized compensation cost	15,564,801	0
Total unrecognized compensation cost, recognition period		0 years
The Plan [Member] | 0.0001 [Member]
Number of Options
Balance		76,095
Exercised		76,095
Forfeited/Cancelled
Balance			76,095
Weighted Average Exercise Price Per Share
Outstanding		$ 0.0001
Exercised		$ 0.0001
Forfeited/Cancelled		$ 0.0001
Outstanding			$ 0.0001
Weighted Remaining Contractual Life (Years)
Exercised
Forfeited/Cancelled		4 years 6 months 29 days
Outstanding			5 years 6 months 29 days
Aggregate Intrinsic Value
Outstanding		66,576
Exercised		120,440
Forfeited/Cancelled
Outstanding			66,576
The Plan [Member] | 2.50 [Member]
Number of Options
Balance		687,884
Forfeited/Cancelled		28,474
Balance		659,410	687,884
Exercisable at December 31, 2012		659,410
Weighted Average Exercise Price Per Share
Outstanding		$ 2.5
Forfeited/Cancelled		$ 2.5
Outstanding		$ 2.5	$ 2.5
Exercisable as at December 31, 2012		$ 2.5
Weighted Remaining Contractual Life (Years)
Forfeited/Cancelled		4 years 6 months 29 days
Outstanding		4 years 6 months 29 days	5 years 6 months 29 days
Exercisable as at December 31, 2012		4 years 6 months 29 days
Aggregate Intrinsic Value
Outstanding
Forfeited/Cancelled
Outstanding
Exercisable as at December 31, 2012